Restructuring initiatives - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Group-wide restructuring initiatives primarily focusing on the Wholesale Division [Member]
Restructuring Initiatives [Line Items]
Employee termination costs	¥ 372	¥ 12,397
Employee termination costs in total	12,769
Restructuring costs settled	5,710
Restructuring charges recorded in the liability	2,148	7,083
Further restructuring initiative focusing on the Wholesale Division [Member]
Restructuring Initiatives [Line Items]
Employee termination costs	15,588
Restructuring costs settled	8,165
Restructuring charges recorded in the liability	¥ 5,741